Short-Term Borrowings And Borrowing Arrangements	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings And Borrowing Arrangements [Abstract]
Short-Term Borrowings And Borrowing Arrangements

Note 9. Short-Term Borrowings and Borrowing Arrangements:

At December 31, 2011 and December 31, 2010, Altria Group, Inc. had no short-term borrowings. The credit line available to Altria Group, Inc. at December 31, 2011 was $3.0 billion.

On June 30, 2011, Altria Group, Inc. entered into a senior unsecured 5-year revolving credit agreement (the "Credit Agreement"). The Credit Agreement provides for borrowings up to an aggregate principal amount of $3.0 billion and expires on June 30, 2016. The Credit Agreement replaced Altria Group, Inc.'s $0.6 billion senior unsecured 364-day revolving credit agreement, which was to expire on November 16, 2011 (the "364-Day Agreement"), and Altria Group, Inc.'s $2.4 billion senior unsecured 3-year revolving credit agreement, which was to expire on November 20, 2012 (together with the 364-Day Agreement, the "Terminated Agreements"). The Terminated Agreements were terminated effective June 30, 2011. Pricing for interest and fees under the Credit Agreement may be modified in the event of a change in the rating of Altria Group, Inc.'s long-term senior unsecured debt. Interest rates on borrowings under the Credit Agreement are expected to be based on the London Interbank Offered Rate ("LIBOR") plus a percentage equal to Altria Group, Inc.'s credit default swap spread subject to certain minimum rates and maximum rates based on the higher of the rating of Altria Group, Inc.'s long-term senior unsecured debt from Standard & Poor's and Moody's. The applicable minimum and maximum rates based on Altria Group, Inc.'s long-term senior unsecured debt ratings at December 31, 2011 for borrowings under the Credit Agreement are 0.75% and 1.75%, respectively. The Credit Agreement does not include any other rating triggers, nor does it contain any provisions that could require the posting of collateral.

The Credit Agreement is used for general corporate purposes and to support Altria Group, Inc.'s commercial paper issuances. As in the Terminated Agreements, the Credit Agreement requires that Altria Group, Inc. maintain (i) a ratio of debt to consolidated EBITDA of not more than 3.0 to 1.0 and (ii) a ratio of consolidated EBITDA to consolidated interest expense of not less than 4.0 to 1.0, each calculated as of the end of the applicable quarter on a rolling four quarters basis. At December 31, 2011, the ratios of debt to consolidated EBITDA and consolidated EBITDA to consolidated interest expense, calculated in accordance with the Credit Agreement, were 1.9 to 1.0 and 6.4 to 1.0, respectively. Altria Group, Inc. expects to continue to meet its covenants associated with the Credit Agreement. The terms "consolidated EBITDA," "debt" and "consolidated interest expense," as defined in the Credit Agreement, include certain adjustments.

Any commercial paper issued by Altria Group, Inc. and borrowings under the Credit Agreement are guaranteed by PM USA (see Note 20. Condensed Consolidating Financial Information).